Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (635)	$ (101)
Other comprehensive income/(loss), net of tax:
Unrealized gain on marketable securities		6
Change in fair value of debt component of Archer convertible bond	2
Actuarial gain relating to pension	1	1
Unrealized gain on interest rate swaps in VIEs and subsidiaries		1
Share of other comprehensive loss from associated companies	11	(14)
Other comprehensive income (loss):	14	(6)
Total comprehensive loss for the period	(621)	(107)
Comprehensive loss attributable to the parent	(463)	(84)
Comprehensive loss attributable to the non-controlling interest	(160)	$ (23)
Comprehensive loss attributable to the redeemable non-controlling interest	$ 2